Investments in Equity-Accounted Associates and Joint Ventures - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Cumulative unrecognised share of losses of joint ventures	$ 0
Unrecognised share of losses of joint ventures	0
Investments in associates	137	$ 206
Unrecognized share of losses of associate	0
Cumulative unrecognized share of losses of associate	0
Top of range [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment commitment in associates	0	0
Listed associates [Member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	0	33
Listed associates [Member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations published	0	33
Unlisted Associates [member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	137	173
Unlisted Associates [member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations not published	240	197
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Undrawn credit commitments	1	1
Loans	$ 0	0
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Description of joint venture	CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company
Country of incorporation of joint venture	Canada
Proportion of ownership interest in joint venture	50.00%
Loans	$ 0	0
Undrawn credit commitments	131	130
Canadian Personal and Business Banking [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	19	18
Canadian Commercial Banking and Wealth Management [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	33	33
U.S. Commercial Banking and Wealth Management [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	0	7
Capital Markets and Direct Financial Services [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	42	109
Corporate and Other [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment in joint venture	532	426
Investments in associates	$ 43	$ 39